Schedule of investments
Delaware Investment Grade Fund
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.84%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, *	1,070,331	$1,077,021
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	1,110,000	1,089,553
Total Convertible Bonds (cost $2,151,342)		2,166,574

Corporate Bonds — 95.13%
Banking — 19.48%
Ally Financial
1.45% 10/2/23	2,070,000	2,114,052
5.75% 11/20/25	770,000	897,046

Banco Santander 2.749% 12/3/30	1,200,000	1,239,552
Bank of America
2.676% 6/19/41 μ	3,235,000	3,375,639
2.831% 10/24/51 μ	1,575,000	1,642,929

Bank of New York Mellon 4.70% μ, ψ	1,555,000	1,718,742
Barclays 5.20% 5/12/26	2,748,000	3,206,834
BBVA USA
2.875% 6/29/22	700,000	725,640
3.875% 4/10/25	1,290,000	1,447,168
Citigroup
2.572% 6/3/31 μ	2,430,000	2,590,767
4.00% μ, ψ	1,340,000	1,378,525
Citizens Financial Group
2.85% 7/27/26	1,965,000	2,189,094
5.65% μ, ψ	810,000	911,412
Credit Suisse Group
144A 4.50% #, μ, ψ	515,000	518,811
144A 5.10% #, μ, ψ	1,010,000	1,052,925
144A 5.25% #, μ, ψ	640,000	678,400
144A 6.375% #, μ, ψ	1,195,000	1,331,929
Deutsche Bank
2.222% 9/18/24 μ	740,000	761,713
3.547% 9/18/31 μ	350,000	380,339

Goldman Sachs Group 3.50% 4/1/25	640,000	712,249
HSBC Holdings 4.60% μ, ψ	910,000	928,309
JPMorgan Chase & Co.
2.956% 5/13/31 μ	260,000	285,373
3.109% 4/22/41 μ	1,105,000	1,237,006
4.023% 12/5/24 μ	1,340,000	1,476,689
Morgan Stanley
1.794% 2/13/32 μ	770,000	775,007
5.00% 11/24/25	1,715,000	2,052,976
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Natwest Group
2.359% 5/22/24 μ	780,000	$812,043
3.754% 11/1/29 μ	705,000	750,516
8.625% μ, ψ	1,180,000	1,227,353

PNC Bank 4.05% 7/26/28	630,000	746,694
SVB Financial Group 3.125% 6/5/30	805,000	907,720
Truist Bank 2.636% 9/17/29 μ	2,620,000	2,772,871
Truist Financial 4.95% μ, ψ	1,810,000	1,995,543
UBS 7.625% 8/17/22	715,000	791,594
UBS Group 6.875% μ, ψ	1,335,000	1,350,880
US Bancorp 3.00% 7/30/29	2,655,000	2,966,390
		49,950,730
Basic Industry — 3.97%
Graphic Packaging International 144A 3.50% 3/1/29 #	625,000	640,234
LYB International Finance III 3.375% 10/1/40	1,320,000	1,413,555
Newmont
2.25% 10/1/30	910,000	958,804
2.80% 10/1/29	1,700,000	1,858,288

Nutrien 2.95% 5/13/30	840,000	925,139
Nutrition & Biosciences
144A 1.832% 10/15/27 #	1,235,000	1,273,112
144A 2.30% 11/1/30 #	990,000	1,020,015
Steel Dynamics
1.65% 10/15/27	460,000	474,626
2.40% 6/15/25	295,000	313,809
2.80% 12/15/24	245,000	263,641

Suzano Austria 3.75% 1/15/31	870,000	924,157
WR Grace & Co. 144A 4.875% 6/15/27 #	115,000	122,104
		10,187,484
Brokerage — 2.16%
Charles Schwab
4.00% μ, ψ	515,000	544,612
5.375% μ, ψ	915,000	1,021,369

Intercontinental Exchange 2.65% 9/15/40	985,000	1,012,935

NQ-Q3V [12/20] 2/21 (1511460)    1

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
2.75% 10/15/32	510,000	$536,213
4.15% 1/23/30	580,000	676,987
6.45% 6/8/27	810,000	1,027,944
6.50% 1/20/43	515,000	708,360
		5,528,420
Capital Goods — 3.84%
Ball 2.875% 8/15/30	1,035,000	1,033,706
Berry Global
144A 1.57% 1/15/26 #	605,000	610,996
144A 4.875% 7/15/26 #	335,000	360,204
Boeing
2.75% 2/1/26	285,000	299,834
4.875% 5/1/25	250,000	285,145

CANPACK 144A 3.125% 11/1/25 #	210,000	211,312
CCL Industries 144A 3.05% 6/1/30 #	590,000	644,369
General Electric 3.625% 5/1/30	1,125,000	1,286,589
L3Harris Technologies 1.80% 1/15/31	2,150,000	2,190,768
Otis Worldwide
3.112% 2/15/40	495,000	539,392
3.362% 2/15/50	245,000	283,973

Reynolds Group Issuer 144A 4.00% 10/15/27 #	635,000	651,669
Waste Connections 2.60% 2/1/30	1,345,000	1,448,090
		9,846,047
Communications — 15.18%
Altice France 144A 5.125% 1/15/29 #	750,000	777,656
AMC Networks 4.75% 8/1/25	875,000	904,929
American Tower
1.875% 10/15/30	1,155,000	1,165,919
3.375% 5/15/24	2,435,000	2,649,971
AT&T
3.10% 2/1/43	595,000	603,684
3.50% 6/1/41	1,292,000	1,394,981
144A 3.50% 9/15/53 #	1,980,000	1,980,109
3.65% 6/1/51	35,000	36,650

Charter Communications Operating 3.70% 4/1/51	1,220,000	1,269,282
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
3.20% 7/15/36	2,398,000	$2,728,004
3.75% 4/1/40	522,000	628,962

Crown Castle International 2.25% 1/15/31	490,000	508,639
CSC Holdings 144A 4.125% 12/1/30 #	1,140,000	1,193,124
Discovery Communications 144A 4.00% 9/15/55 #	1,187,000	1,328,675
Level 3 Financing
144A 3.625% 1/15/29 #	350,000	349,781
144A 4.25% 7/1/28 #	800,000	822,800

Time Warner Cable 7.30% 7/1/38	1,825,000	2,707,677
Time Warner Entertainment 8.375% 3/15/23	1,650,000	1,929,728
T-Mobile USA
144A 2.55% 2/15/31 #	765,000	804,260
144A 3.00% 2/15/41 #	2,305,000	2,393,961
Verizon Communications
2.65% 11/20/40	255,000	257,903
4.50% 8/10/33	3,830,000	4,830,153
ViacomCBS
4.375% 3/15/43	2,815,000	3,325,745
4.95% 1/15/31	605,000	758,566

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,398,000	1,517,305
Vodafone Group
4.25% 9/17/50	715,000	887,279
4.875% 6/19/49	870,000	1,163,161
		38,918,904
Consumer Cyclical — 3.89%
Amazon.com 2.50% 6/3/50	995,000	1,032,439
Best Buy 1.95% 10/1/30	1,320,000	1,328,436
Ford Motor 8.50% 4/21/23	1,225,000	1,383,239
General Motors
5.40% 10/2/23	515,000	576,999
6.125% 10/1/25	515,000	625,073
6.25% 10/2/43	734,000	990,179
General Motors Financial
5.20% 3/20/23	970,000	1,063,984
5.70% μ, ψ	465,000	513,825
Lowe's
1.70% 10/15/30	650,000	656,988
3.00% 10/15/50	1,275,000	1,364,547

2    NQ-Q3V [12/20] 2/21 (1511460)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Prime Security Services Borrower 144A 3.375% 8/31/27 #	440,000	$437,250
		9,972,959
Consumer Non-Cyclical — 7.31%
AbbVie 2.95% 11/21/26	2,340,000	2,590,503
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	2,325,000	2,930,640
BAT Capital 2.259% 3/25/28	570,000	592,201
BAT International Finance 1.668% 3/25/26	265,000	271,395
Biogen 3.15% 5/1/50	650,000	674,680
Conagra Brands 1.375% 11/1/27	1,175,000	1,186,329
CVS Health
1.875% 2/28/31	200,000	202,503
2.70% 8/21/40	335,000	339,423
4.78% 3/25/38	2,100,000	2,653,147

Energizer Holdings 144A 4.375% 3/31/29 #	562,000	582,805
Lamb Weston Holdings 144A 4.625% 11/1/24 #	117,000	122,265
Perrigo Finance Unlimited 4.375% 3/15/26	1,280,000	1,449,901
Royalty Pharma
144A 1.20% 9/2/25 #	715,000	726,586
144A 1.75% 9/2/27 #	820,000	844,427
Takeda Pharmaceutical
3.025% 7/9/40	725,000	765,434
3.175% 7/9/50	1,195,000	1,273,737

Teleflex 144A 4.25% 6/1/28 #	705,000	748,181
Viatris 144A 4.00% 6/22/50 #	685,000	784,833
		18,738,990
Electric — 10.42%
Berkshire Hathaway Energy 144A 2.85% 5/15/51 #	1,035,000	1,065,807
CenterPoint Energy 3.85% 2/1/24	980,000	1,072,806
CMS Energy 4.75% 6/1/50 μ	940,000	1,060,037
Dominion Energy 4.65% μ, ψ	1,835,000	1,938,985
Duke Energy 4.875% μ, ψ	1,830,000	1,986,154
Edison International 4.95% 4/15/25	650,000	743,316
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Entergy Texas 3.55% 9/30/49	665,000	$769,293
FirstEnergy Transmission 144A 4.55% 4/1/49 #	920,000	1,074,451
IPALCO Enterprises 144A 4.25% 5/1/30 #	730,000	845,538
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	865,000	870,841
Louisville Gas and Electric 4.25% 4/1/49	970,000	1,252,468
NRG Energy
144A 2.45% 12/2/27 #	435,000	458,093
144A 3.375% 2/15/29 #	380,000	389,757
144A 3.625% 2/15/31 #	305,000	314,356
144A 3.75% 6/15/24 #	650,000	711,914
144A 4.45% 6/15/29 #	1,040,000	1,207,792

Oglethorpe Power 144A 3.75% 8/1/50 #	1,025,000	1,104,523
Pacific Gas and Electric
2.10% 8/1/27	885,000	899,398
2.50% 2/1/31	545,000	546,377
3.30% 8/1/40	230,000	229,830
4.60% 6/15/43	435,000	478,051

San Diego Gas & Electric 3.32% 4/15/50	255,000	290,747
Southern 4.00% 1/15/51 μ	1,370,000	1,452,512
Southern California Edison
3.65% 2/1/50	750,000	852,685
4.875% 3/1/49	945,000	1,248,181

Southwestern Electric Power 4.10% 9/15/28	850,000	999,755
Vistra Operations
144A 3.55% 7/15/24 #	895,000	969,660
144A 3.70% 1/30/27 #	845,000	931,899
144A 4.30% 7/15/29 #	290,000	329,262

WEC Energy Group 1.80% 10/15/30	615,000	617,793
		26,712,281
Energy — 9.35%
BP Capital Markets 4.875% μ, ψ	1,110,000	1,241,202
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,545,000	1,805,214
Devon Energy 5.85% 12/15/25	675,000	793,691
Enbridge 5.75% 7/15/80 μ	955,000	1,076,599

NQ-Q3V [12/20] 2/21 (1511460)    3

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
6.25% 4/15/49	1,065,000	$1,288,228
7.125% μ, ψ	1,630,000	1,552,575

Enterprise Products Operating 3.20% 2/15/52	2,180,000	2,223,144
Marathon Oil 4.40% 7/15/27	2,000,000	2,223,673
MPLX
4.125% 3/1/27	1,650,000	1,903,847
4.70% 4/15/48	170,000	201,936
5.50% 2/15/49	575,000	757,199

NuStar Logistics 5.625% 4/28/27	859,000	916,824
ONEOK 7.50% 9/1/23	1,640,000	1,898,920
Pioneer Natural Resources 1.90% 8/15/30	650,000	644,352
Sabine Pass Liquefaction 5.75% 5/15/24	1,815,000	2,075,687
Saudi Arabian Oil 144A 1.625% 11/24/25 #	270,000	276,806
Schlumberger Investment 2.65% 6/26/30	244,000	261,379
Shell International Finance 3.25% 4/6/50	612,000	694,470
Targa Resources Partners 144A 4.875% 2/1/31 #	855,000	928,957
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	1,120,000	1,199,393
		23,964,096
Finance Companies — 5.35%
AerCap Ireland Capital DAC
3.65% 7/21/27	500,000	545,004
4.50% 9/15/23	1,080,000	1,171,610
4.625% 10/15/27	500,000	566,627
6.50% 7/15/25	450,000	538,275
Air Lease
2.875% 1/15/26	1,435,000	1,519,487
3.00% 2/1/30	1,545,000	1,587,733
3.375% 7/1/25	500,000	538,145
Aviation Capital Group
144A 3.50% 11/1/27 #	2,700,000	2,705,264
144A 5.50% 12/15/24 #	1,730,000	1,916,582
Avolon Holdings Funding
144A 3.25% 2/15/27 #	435,000	444,868
144A 3.95% 7/1/24 #	1,075,000	1,136,119
144A 4.25% 4/15/26 #	610,000	657,661

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	375,000	$386,250
		13,713,625
Insurance — 2.50%
Athene Holding 3.50% 1/15/31	705,000	746,161
Brighthouse Financial 4.70% 6/22/47	824,000	871,071
Brown & Brown 2.375% 3/15/31	465,000	487,467
Centene
3.375% 2/15/30	915,000	964,095
4.625% 12/15/29	640,000	711,363

Equitable Financial Life Global Funding 144A 1.40% 8/27/27 #	720,000	724,811
Equitable Holdings 4.95% μ, ψ	505,000	538,456
MetLife 3.85% μ, ψ	350,000	370,125
Prudential Financial 3.70% 10/1/50 μ	940,000	995,488
		6,409,037
Natural Gas — 0.33%
Sempra Energy 4.875% μ, ψ	790,000	846,288
		846,288
Real Estate Investment Trusts — 1.22%
CubeSmart 3.00% 2/15/30	2,050,000	2,243,975
Global Net Lease 144A 3.75% 12/15/27 #	290,000	299,540
MPT Operating Partnership 3.50% 3/15/31	560,000	579,250
		3,122,765
Technology — 7.82%
Alphabet
1.90% 8/15/40	670,000	657,607
2.05% 8/15/50	700,000	668,871

Citrix Systems 3.30% 3/1/30	1,335,000	1,476,433
CoStar Group 144A 2.80% 7/15/30 #	865,000	899,746
Fiserv
2.65% 6/1/30	670,000	725,380
3.20% 7/1/26	1,365,000	1,529,815

Gartner 144A 3.75% 10/1/30 #	181,000	190,276
Global Payments 2.65% 2/15/25	692,000	741,341
HP 2.20% 6/17/25	1,050,000	1,112,613

4    NQ-Q3V [12/20] 2/21 (1511460)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Iron Mountain 144A 5.25% 7/15/30 #	877,000	$948,256
KLA 3.30% 3/1/50	1,815,000	2,054,129
Lam Research 2.875% 6/15/50	1,015,000	1,094,837
Microchip Technology
144A 0.972% 2/15/24 #	645,000	646,978
4.333% 6/1/23	2,520,000	2,729,597
NXP
144A 2.70% 5/1/25 #	140,000	150,774
144A 3.40% 5/1/30 #	1,625,000	1,845,447
144A 4.30% 6/18/29 #	241,000	287,601

PayPal Holdings 2.65% 10/1/26	600,000	659,698
ServiceNow 1.40% 9/1/30	750,000	732,202
SS&C Technologies 144A 5.50% 9/30/27 #	836,000	893,910
		20,045,511
Transportation — 1.57%
Delta Air Lines
144A 7.00% 5/1/25 #	470,000	542,952
7.375% 1/15/26	690,000	788,691
Southwest Airlines
5.125% 6/15/27	1,460,000	1,738,079
5.25% 5/4/25	820,000	950,250
		4,019,972
Utilities — 0.74%
Essential Utilities
3.351% 4/15/50	520,000	578,381
4.276% 5/1/49	1,033,000	1,322,434
		1,900,815
Total Corporate Bonds (cost $230,688,947)		243,877,924

Loan Agreements — 0.28%
Zayo Group Holdings 3.147% (LIBOR01M + 3.00%) 3/9/27 •	725,993	722,528
Total Loan Agreements (cost $724,365)		722,528

US Treasury Obligation — 0.50%
US Treasury Notes 0.875% 11/15/30	1,275,000	1,270,219
Total US Treasury Obligation (cost $1,267,829)		1,270,219
	Number of shares	Value (US $)
Preferred Stock — 0.74%
Morgan Stanley 4.047% (LIBOR03M + 3.81%) •	1,905,000	$1,896,026
Total Preferred Stock (cost $1,933,575)		1,896,026

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,114,237	1,114,237
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,114,237	1,114,237
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,114,237	1,114,237
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,114,237	1,114,237
Total Short-Term Investments (cost $4,456,948)		4,456,948

Total Value of Securities—99.23% (cost $241,223,006)		254,390,219
Receivables and Other Assets Net of Liabilities—0.77%★		1,984,853
Net Assets Applicable to 25,296,979 Shares Outstanding—100.00%		$256,375,072
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $52,963,203, which represents 20.66% of the Fund's net assets.
*	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.

NQ-Q3V [12/20] 2/21 (1511460)    5

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
★	Includes $161,700 cash collateral held at broker for futures contracts as of December 31, 2020.

The following futures contracts were outstanding at December 31, 2020:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
105	US Treasury 10 yr Notes	$14,498,203	$14,474,005	3/22/21	$24,198	$11,485
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar
yr – Year
6    NQ-Q3V [12/20] 2/21 (1511460)